As filed with the Securities and Exchange Commission on April 30, 1999.


                                                       Registration Nos. 2-74905
                                                                        811-3324

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        | |
                        POST-EFFECTIVE AMENDMENT No. 19                    |X|
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    | |
                               AMENDMENT No. 19                            |X|
                        (Check appropriate box or boxes)
                            ------------------------
                          THE GUARDIAN CASH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359


                            ------------------------

                                                              Copy to:
          Richard T. Potter, Jr., Esq.                   Cathy G. O'Kelly, Esq.
c/o The Guardian Insurance & Annuity Company, Inc   Vedder, Price, Kaufman & Kammholz
            201 Park Avenue South                       222 North LaSalle Street
           New York, New York 10003                      Chicago, Illinois 60601
   (Name and Address of Agent for Service)

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):
      |_|   immediately upon filing pursuant to paragraph (b)


      |X|   on May 1, 1999 pursuant to paragraph (b)


      |_|   60 days after filing pursuant to paragraph (a)(1)


      |_|   on May 1, 1999 pursuant to paragraph (a)(1)


      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

================================================================================

                          THE GUARDIAN CASH FUND, INC.
                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

Form N-1A Item No.                                                            Location

Part A

Item 1.  Front and Back Cover Pages .....................................     Front and Back Cover Pages
Item 2.  Risk/Return Summary: Investments, Risks, and Performance .......     Investment Objective; The Fund's principal investment
                                                                                strategies; The principal risks of investing in the
                                                                                Fund; How the Fund has performed
Item 3.  Risk/Return Summary: Fee Table .................................     Fund Management
Item 4.  Investment Objectives, Principal Investment Strategies, and          The Fund's principal investment strategies; The
           Related Risks ................................................       principal risks of investing in the Fund; Special
                                                                                Investment Techniques
Item 5.  Management's Discussion of Fund Performance ................ ...     How the Fund has performed
Item 6.  Management, Organization, and Capital Structure ................     Fund Management
Item 7.  Shareholder Information ........................................     Buying and selling Fund shares; Dividends,
                                                                                distributions and taxes
Item 8.  Distribution Arrangements ......................................     Offering of shares
Item 9.  Financial Highlights Information ...............................     Financial Highlights

Part B

Item 10. Cover Page and Table of Contents ...............................     Cover Page and Table of Contents
Item 11. Fund History ...................................................     Fund Organization
Item 12. Description of the Fund and Its Investments and Risks ..........     Investment Strategies and Risk Considerations;
                                                                                Investment Restrictions
Item 13. Management of the Fund .........................................     Fund Management
Item 14. Control Persons and Principal Holders of Securities ............     Guardian Life and Other Fund Affiliates
Item 15. Investment Advisory and Other Services .........................     Investment Adviser; Custodian and Transfer Agent;
                                                                                Independent Auditors and Financial Statements
Item 16. Brokerage Allocation and Other Practices .......................     Portfolio Transactions and Brokerage
Item 17. Capital Stock and Other Securities .............................     Capital Stock
Item 18. Purchase, Redemption and Pricing of Shares .....................     Not Applicable
Item 19. Taxation of the Fund ...........................................     Not Applicable
Item 20. Underwriters ...................................................     Not Applicable
Item 21. Calculations of Performance Data ...............................     Yield Calculations
Item 22. Financial Statements ...........................................     Independent Auditors and Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

May 1, 1999

THE GUARDIAN
CASH FUND

INVESTMENT OBJECTIVE


THE GUARDIAN CASH FUND seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

Availability of the Fund

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

--------------------------------------------------------------------------------




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the Commission determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.


                                                          ----------------------
T H E   G U A R D I A N   C A S H   F U N D               P R O S P E C T U S  1
                                                          ----------------------

The Fund's principal investment strategies

The Cash Fund invests in money market instruments denominated in U.S. dollars. The Fund primarily selects investments that present minimal credit risks, as determined by Guardian Investor Services Corporation (GISC), the Fund's adviser, in accordance with guidelines established by the Board of Directors. The guidelines prescribe that the instruments acquired by the Cash Fund be rated within the two highest short-term ratings categories assigned by nationally recognized statistical ratings organizations. The Fund will primarily invest in securities that have received the highest short-term ratings from at least two of these ratings organizations, or that have received the highest rating from the single ratings organization assigning a rating ("First Tier" securities). No more than 5% of the value of the Fund's total assets may be invested in securities rated lower than "First Tier".

The Fund selects investments that have terms of 13 months or less, or which have a rate of interest that is readjusted at least once every 13 months. These investments include:

o     U.S. government securities, such as Treasury bills or bonds

o     commercial paper

o     repurchase agreements

o certificates of deposit and short-term obligations issued by banks or savings and loan associations.

Not insured or guaranteed

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.

The Cash Fund may also invest in unregistered commercial paper which is issued in reliance on an exemption from registration under the federal securities laws. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for securities issued by the U.S. government or U.S. government agencies.

Up to 25% of the Fund's net assets may be invested in U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. banks and by U.S. branches of foreign banks - provided that each bank's net worth is at least $100 million. Certificates of deposit are debt instruments that pay interest.

Fund assets are valued at "amortized cost." See the section called Share price for details.


----------------------
2  P R O S P E C T U S               T H E   G U A R D I A N   C A S H   F U N D
----------------------

The principal risks of investing in the Fund

All investments, including those in money market funds, involve risk. The return on money market instruments is typically lower than the return on stocks or bonds, but the relative risks are also lower. Modest additional investment risk is involved in holding securities that are not "First Tier" securities, since these securities are less liquid and fluctuate more in value.

Investors face the risk that the issuers of debt securities purchased by the Fund cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk since they are backed by the full faith and credit of the U.S. government. However, certain government-sponsored agencies issue obligations which, while of the highest credit quality, are supported only by the issuer's credit or right to borrow from the U.S. Treasury.

The Fund's investments in certificates of deposit issued by foreign branches of U.S. banks or U.S. branches of foreign banks may present additional and different risks than U.S. obligations. These investments may be affected by political, social or economic developments abroad, differences in auditing and other financial standards and greater volatility.

How the Fund has performed

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year over the last 10 years. The performance figures shown assume that all dividends and distributions are reinvested in the Fund. This performance information does not reflect separate account or variable insurance contract fees or charges. If these fees and charges were reflected, the Fund's returns would be less than those shown. Past results do not necessarily indicate how the Fund will perform in the future.


                                                          ----------------------
T H E   G U A R D I A N   C A S H   F U N D               P R O S P E C T U S  3
                                                          ----------------------

--------------------------------------------------------------------------------

Highest and lowest quarters

During the period shown in the bar chart, the highest and lowest returns, respectively, for a quarter were:

Best quarter

2.33% for the quarter ended June 30, 1989.

Worst quarter

0.64% for the quarter ended June 30, 1993.

Year-by-year returns
Total Returns
(Years ended December 31)

1989.....................................................................  8.70%
1990.....................................................................  7.95%
1991.....................................................................  5.59%
1992.....................................................................  3.21%
1993.....................................................................  2.64%
1994.....................................................................  3.82%
1995.....................................................................  5.52%
1996.....................................................................  4.98%
1997.....................................................................  5.14%
1998.....................................................................  5.10%

Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund to learn about expenses that will affect your return.

Average annual total returns

This table shows the Fund's average annual total returns for the period ended December 31, 1998.

                                            1 year        5 years       10 years
--------------------------------------------------------------------------------
The Guardian Cash Fund                       5.10%         4.91%          5.25%
--------------------------------------------------------------------------------


SPECIAL INVESTMENT TECHNIQUES

Illiquid securities and exempt commercial paper

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements that mature in more than seven days are treated as illiquid securities and may not exceed, in the aggregate, 10% of the Fund's assets at any one time. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio.


----------------------
4  P R O S P E C T U S               T H E   G U A R D I A N   C A S H   F U N D
----------------------

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, the Fund may purchase them. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Repurchase agreements

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors.

Year 2000 considerations


Like other mutual fund companies and financial and business organizations around the world, the Fund could be adversely affected if our computers or those of our advisers or other service providers fail to process data properly as of January 1, 2000. Many computer systems cannot distinguish the year 2000 from the year 1900 when they are making date-related calculations, because of the way date information is stored in these systems.

We are working to address this issue, and expect that all relevant systems will be able to correctly interpret the year 2000 when that date arrives. As of the date of this prospectus, we do not anticipate that shareholders will experience negative effects on their investments or on the services provided in connection with our Year 2000 conversion. However, we cannot guarantee that our preparations will be successful.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, shareholders will not experience negative effects on their investments as a result of the year 2000 issue. However, the year 2000 issue, by its very nature, contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.

It is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial industry beginning January 1, 2000 if systems should cease to function at that time. This may result in trade settlement problems and liquidity issues. Corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers may be affected by remediation costs. In addition, it has been reported that foreign institutions have made less progress in addressing the Year 2000 problem than major U.S. entities, which could make certain Fund investments more sensitive to these risks.



                                                          ----------------------
T H E   G U A R D I A N   C A S H   F U N D               P R O S P E C T U S  5
                                                          ----------------------

--------------------------------------------------------------------------------
      FUND MANAGEMENT
--------------------------------------------------------------------------------

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

The Fund's investment adviser

Guardian Investor Services Corporation (GISC) is the adviser for the Fund. GISC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a New York mutual insurance company. GISC is located at 7 Hanover Square, New York, New York 10004. GISC buys and sells securities, selects brokers to effect transactions, and negotiates brokerage fees. GISC is the adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC).

The Fund pays GISC a management fee for its services at an annual rate of 0.50% of average net assets.

Portfolio manager


Alexander Grant, Jr. has managed the Fund since 1986. Mr. Grant has been Vice President of Guardian Life since March 1999. From January 1997 to March 1999, he was a Second Vice President. Before that he was an Assistant Vice President.



----------------------
6  P R O S P E C T U S               T H E   G U A R D I A N   C A S H   F U N D
----------------------

--------------------------------------------------------------------------------
      BUYING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

o     trading on the New York Stock Exchange (NYSE) is restricted

o     the NYSE is closed for other than weekends and holidays

o an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

o     as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

Share price

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

To maintain its NAV of $10.00 per share, the Fund has chosen to value its portfolio on the basis of amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940. All securities purchased by the Fund must be U.S. dollar denominated and have a remaining maturity of thirteen months or less. Also, according to the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Dollar-weighted average maturity means the average time until the Fund's investments come due, or mature. The higher the dollar value of an investment the more it counts in calculating the average.

The rule further states that the Fund must invest only in securities that are considered to present minimal risk. Eligible securities are those ranked within the two highest rating categories by nationally recognized statistical rating organizations, or unrated securities that GISC considers to be of comparable quality.

The amortized cost method does not take into account unrealized gains or losses. The acquisition cost of a security purchased by the Fund is


                                                          ----------------------
T H E   G U A R D I A N   C A S H   F U N D               P R O S P E C T U S  7
                                                          ----------------------
adjusted for amortization of any discount or premium at a constant daily rate to maturity. Although this method provides the Fund with certainty in valuation, it may also result in valuations of portfolio securities which are higher or lower than the price which the Fund may receive upon immediate sale.

Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GISC periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value and reports the results quarterly to the Board. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Board.

Dividends, distributions and taxes

Net investment income and net capital gains that are distributed to GIAC's separate account by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. GIAC contractowners will be notified when these distributions are made.

The Fund typically declares dividends from net investment income and net realized gains daily. Earnings for weekends and holidays are declared as a dividend on the next business day. Although the Fund's NAV is expected to remain stable at $10.00, daily dividends can vary in amount, and there may be days when there is no dividend. If net losses on any given day exceed interest income, less expenses, the NAV for that day might decline.

The prospectuses for GIAC's variable annuities and variable life insurance policies contain a summary description of the federal income tax treatment of distributions from such contracts. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

Other information about the Fund

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more GIAC separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.


----------------------
8  P R O S P E C T U S               T H E   G U A R D I A N   C A S H   F U N D
----------------------

--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


THE FINANCIAL HIGHLIGHTS table is intended to help you understand the financial performance of the Fund over the past five years.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



                                                                      For the year ended December 31
                                                 ------------------------------------------------------------------------
                                                   1998            1997            1996            1995            1994
                                                 --------        --------        --------        --------        --------
Net Asset Value, Beginning of Period               $10.00          $10.00          $10.00          $10.00          $10.00
                                                 --------        --------        --------        --------        --------

Income from investment operations

  Net Investment Income                              0.50            0.50            0.49            0.54            0.38
                                                 --------        --------        --------        --------        --------
  Total from Investment Operations                   0.50            0.50            0.49            0.54            0.38

Less distributions

  Dividends (from Net Investment
    Income)                                         (0.50)          (0.50)          (0.49)          (0.54)          (0.38)
                                                 --------        --------        --------        --------        --------
  Total Distributions                               (0.50)          (0.50)          (0.49)          (0.54)          (0.38)
                                                 --------        --------        --------        --------        --------
Net Asset Value, End of Period                     $10.00          $10.00          $10.00          $10.00          $10.00
                                                 --------        --------        --------        --------        --------
Total Return                                         5.10%           5.14%           4.98%           5.52%           3.82%

Ratios/Supplemental data

  Net Assets, End of Period (000's omitted)      $419,483        $368,122        $378,322        $356,820        $386,986

  Ratio of Expenses to Average
    Net Assets                                       0.53%           0.54%           0.54%           0.54%           0.54%

  Ratio of Net Investment Income
    to Average Net Assets                            4.99%           5.02%           4.86%           5.39%           3.81%



                                                          ----------------------
T H E   G U A R D I A N   C A S H   F U N D               P R O S P E C T U S  9
                                                          ----------------------

--------------------------------------------------------------------------------
      FOR MORE DETAILED INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected their performance during the past fiscal year.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services Corporation at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009.

Custodian, Transfer Agent and Dividend Paying Agent

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 Act File No. 811-3324


-----------------------
10  P R O S P E C T U S              T H E   G U A R D I A N   C A S H   F U N D
-----------------------

                          THE GUARDIAN CASH FUND, INC.
                 201 Park Avenue South, New York, New York 10003

          ------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999
          ------------------------------------------------------------

      This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Cash Fund, Inc. (the "Fund") dated May 1, 1999. The Fund's financial statements appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1998. The Annual Report is incorporated by reference in this Statement of Additional Information. A free copy of the Prospectus and Annual Report to Shareholders may be obtained by writing to Guardian Investor Services Corporation(R), 201 Park Avenue South, New York, New York 10003 or by telephoning 1-800-221-3253. Please retain this document for future reference.

                               TABLE OF CONTENTS

                                                               Page
                                                               ----

Fund Organization ..........................................     2
Investment Strategies and Risk Considerations ..............     2
Investment Restrictions.....................................     2
Yield Calculations..........................................     3
Portfolio Transactions and Brokerage........................     3
Calculation of Net Asset Value .............................     4
Dividends, Distributions and Taxes .........................     4
Capital Stock ..............................................     4
Fund Management.............................................     4
Guardian Life and Other Fund Affiliates.....................    10
Investment Adviser..........................................    10
Custodian and Transfer Agent................................    10
Legal Opinions..............................................    11
Independent Auditors and Financial Statements...............    11
Appendix....................................................    11

                               FUND ORGANIZATION

      The Fund is registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in 1981.

                 INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

      U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund will invest in such securities only when the Board of Directors of the Fund is satisfied that the credit risk with respect to the issuer is minimal. To the extent the Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

      U.S. Treasury Bills: U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

      Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit (Euro CDs) are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit (Yankee
CDs) are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Foreign securities (i.e., Euro CDs and Yankee CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

      Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

      Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

      Repurchase Agreements: Repurchase agreements are instruments under which the Fund purchases a debt security and obtains a simultaneous commitment from the seller (a bank or broker-dealer) to repurchase the debt security at an agreed time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash and earn are turn that is insulated from market fluctuations during the term of the agreement. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during their entire terms. In the event of default, the Fund is entitled to sell the underlying collateral. Any loss to the Fund will be the difference between the proceeds from the sale of the collateral and the repurchase price. If bankruptcy proceedings are commenced against the seller, disposition of the collateral by the Fund may be delayed or limited. If the seller of a repurchase agreement becomes bankrupt or defaults in another way, the Fund could experience both delays in liquidating the underlying securities and losses, including: declines in the collateral's value while the Fund seeks to enforce its rights thereto; reduced levels of income and lack of access to income; and expenses of enforcing its rights. To minimize this risk, the Board of Directors will periodically evaluate the creditworthiness of broker-dealers and banks which enter into repurchase agreements with the Fund.

      Corporate Obligations: Corporate obligations include bonds and notes issued by corporations in order to finance longer term credit needs.

                             INVESTMENT RESTRICTIONS

      The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the shares of the Fund at a meeting where more than 50 percent of the outstanding voting shares are present in person or by proxy, or (b) more than 50 percent of the outstanding voting shares of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:

      1. Purchase any security other than those discussed under "Investment Objective and Policies," as set forth in the Prospectus;

      2. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities (not for leveraging), provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing;

      3. Make loans to others, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objective and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

      4. Purchase the securities of any issuer other than obligations of the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the Fund's total assets, taken at market value, would be invested in such securities;

      5. Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund;

      6. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

      7. Purchase or retain the securities of any issuer if any officer or director of the Fund or of the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and the Adviser together own more than 5% of the securities of such issuer;

      8. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

      9. Purchase securities on margin or sell short;

      10. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

      11. Underwrite securities of other issuers;

      12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

      13. Participate on a joint or joint-and-several basis in any securities trading account;

      14. Purchase the securities of any other investment company;

      15. Purchase securities of any issuer for the purpose of exercising control or management; and

      16. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 2, above).

                               YIELD CALCULATIONS

      In its advertising and sales literature, the Fund may provide current yield and effective yield quotations which are based upon changes in account value during a specified seven-day base period. "Current yield" is a measure of the net investment income earned on a hypothetical investment over a specified base period of seven days. "Effective yield" assumes that the net income earned during a base period will be earned and reinvested for a year. The effective yield will be slightly higher than the current yield due to the compounding effect created by assuming reinvestment of the Fund's net income.

      Current yield quotations annualize (on a 365-day basis) the "base period return." The "base period return" is computed by determining the net change, exclusive of capital changes, in the value of one Fund share and dividing that amount by the value of one Fund share at the beginning of the base period. Effective yield is computed by compounding the "base period return." Current and effective yields are affected by market conditions, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

      Yields are annualized, which means that they assume that the Fund will generate the same level of net investment income over a one-year period. However, the Fund's yield will actually fluctuate daily.

      Yield quotations furnished to GIAC's existing or prospective variable contract owners through advertisements will include the effect of all charges deducted under the terms of the specified contract to the extent required by applicable law. Showing the effect of such charges on the Fund's current or effective yields will reduce those yields. The Fund's current yield may be obtained by calling 1-800-221-3253.

      The Fund's current and effective yields for the seven-day periods ended December 31, 1998 appear below. The Prospectus and this Statement of Additional Information may be in use for a full year and it can be expected that the Fund's current and effective yields will fluctuate substantially from the yields shown below.


      Net change in account value (seven-day period ended December 31, 1998):
          Ending account value..........................................................     $10.009128
          Less -- beginning account value...............................................      10.00
      Net change in account value.......................................................        .009128
      Base period return = ($.009128 / $10.00000).......................................        .009128
      Current yield (annualized) = ((.009128 / 7) x 365)................................        .0476, or 4.76%
      Effective yield (annualized) = ((1 + (.009128 / 7))^365) - 1......................        .0487, or 4.87%


      The Fund's advertisements and sales literature may refer to comparative performance information, including data from independent mutual fund services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Variable Annuity Research & Data Service, and others. In addition, the Fund may refer to information from industry financial and general interest publications in its promotional materials, such as Business Week, Financial World, Forbes and Money. The Fund may also discuss types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Guardian Investor Services Corporation ("GISC") currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GISC allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GISC is also registered with the SEC and the National Association of Securities Dealers, Inc. as a broker-dealer. GISC has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GISC will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GISC gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GISC is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GISC considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GISC receives in connection with the Fund's portfolio transactions may be used by GISC to benefit its other clients and will not necessarily be used in connection with the Fund.

      Since it is expected that most purchases made by the Fund will be principal transactions at net prices, the Fund will incur little or no brokerage costs. The Fund paid no brokerage commissions during the fiscal years ended December 31, 1996, 1997 and 1998. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and asked prices.

      The portfolio turnover rate for the Fund is not meaningful since, by its nature, a money market mutual fund consisting of short-term instruments turns its portfolio over several times during the course of the year.

                         CALCULATION OF NET ASSET VALUE

      The Fund's portfolio securities are valued based upon their amortized cost.

      Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GISC periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The reviews are conducted at such intervals as are deemed reasonable in light of current market conditions. GISC reports the results of its reviews to the Fund's Board of Directors.

      If the Fund's market value NAV deviates from $10.00 per share based on amortized cost by more than 1/2 of 1%, the Board will promptly consider whether any action should be taken. To the extent that it is reasonably practicable, action will also be taken to reduce any material dilution or other unfair results which might arise from differences between the Fund's NAV based upon market values and its NAV based upon amortized cost. Such action may include redemption in kind, selling portfolio instruments prior to maturity, withholding or paying dividends or distributions, or using a market value NAV.

      The Board will also take such action as it deems appropriate if: (1) an NRSRO downgrades the rating assigned to a Second Tier security held by the Fund;
(2) there is a default relating to a portfolio security; or (3) a security held by the Fund becomes ineligible for investment under Rule 2a-7 or is determined to present greater than minimal credit risks. If securities comprising at least 1/2 of 1% of the Fund's total assets default in a material way that is related to the issuer's financial condition, the SEC will be notified and advised of the actions to be taken in response to the situation.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not be subject to federal income tax on net investment income and net capital gains that are distributed to GIAC's separate accounts.

      The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GISC intends to diversify the Fund's investments in accordance with those requirements.

      Other federal, state or local tax law provisions may also affect the Fund and its operations.

                                  CAPITAL STOCK

      Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

      Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

      The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

                                 FUND MANAGEMENT

      The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003 unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of (1) the Fund, (2) The Guardian Stock Fund, Inc., (3) The Guardian Bond Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in ten series) and (5) GIAC Funds, Inc. (formerly known as GBG Funds, Inc.) (a series fund that issues its shares in three series).

      The Fund pays Directors who are not interested persons directors' fees of $350 per meeting and an annual retainer of $500. Directors who are interested persons, except Mr. Sargent, receive the same fees, but they are paid by GISC. Mr. Sargent receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund.

      Each Fund Director is also a director of The Guardian Stock Fund, Inc. The Guardian Bond Fund, Inc. and GIAC Funds, Inc., a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund, and a trustee of The Park Avenue Portfolio, a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. The Fund and the other Funds named in this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Fund Complex to the Fund's Directors for the year ended December 31, 1998. The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 1999.

                               Compensation Table*

                                                                                            Total Compensation
                                                                                               From The Fund
                            Aggregate           Accrued Pension or       Estimated Annual    And Other Members
                           Compensation         Retirement Benefits          Benefits             Of The
Name and Title            From the Fund**        Paid by the Fund         Upon Retirement     Fund Complex**
-------------            -----------------       ----------------        ----------------     ---------------

Frank J. Fabozzi             $2,500
  Director                                              N/A                    N/A                 $54,400

William W. Hewitt, Jr.       $2,500
  Director                                              N/A                    N/A                 $54,400

Sidney I. Lirtzman           $2,500
  Director                                              N/A                    N/A                 $54,400

Carl W. Schafer              $2,500
  Director                                              N/A                    N/A                 $54,400

Robert G. Smith              $2,500
  Director                                              N/A                    N/A                 $54,400


* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit Committee.

      Set forth below is information about the officers and Directors of the Fund, including their principal business affiliations for the past five years.

Name and Address                 Title              Business History
----------------                 -----              --------------


JOHN C. ANGLE* (76)              Director           Retired. Former Chairman of the Board and Chief Executive Officer, The Guardian
3800 South 42nd Street                              Life Insurance Company of America; Director 1/78-12/98. Director (Trustee) of
Lincoln, Nebraska 68506                             The Guardian Insurance & Annuity Company, Inc., Guardian Investor Services
                                                    Corporation from 6/82-2/96. Director (Trustee) of various mutual funds within the Guardian Fund Complex.

----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------



JOSEPH A. CARUSO (47)            Secretary          Vice President and Corporate Secretary, The Guardian Life Insurance
                                                    Company of America 3/96-present; Second Vice President and Corporate Secretary
                                                    1/95-2/96; Corporate Secretary prior thereto; Vice President and Secretary,
                                                    Guardian Investor Services Corporation, The Guardian Insurance & Annuity
                                                    Company, Inc., and Park Avenue Securities LLC. Secretary, Guardian Asset
                                                    Management Corporation, Park Avenue Life Insurance Company, Guardian Baillie
                                                    Gifford Limited and various mutual funds within the Guardian Fund Complex.


FRANK J. FABOZZI, Ph.D. (50)     Director           Adjunct Professor of Finance, School of Management -- Yale University
858 Tower View Circle                               2/94-present; Visiting Professor of Finance and Accounting, Sloan School of
New Hope, Pennsylvania 18938                        Management -- Massachusetts Institute of Technology prior thereto. Editor,
                                                    Journal of Portfolio Management. Director (Trustee) of various mutual funds within the Guardian Fund Complex. Director (Trustee) of various closed-end investment companies sponsored by Blackstone Financial Management.


ARTHUR V. FERRARA* (68)          Director           Retired. Chairman of the Board and Chief Executive Officer, The Guardian Life
                                                    Insurance Company of America 1/93-12/95; President and Chief Executive Officer
                                                    prior thereto; Director 1/81-present. Director (Trustee) of The Guardian
                                                    Insurance & Annuity Company, Inc., Guardian Asset Management Corporation,
                                                    Guardian Investor Services Corporation and various mutual funds within the
                                                    Guardian Fund Complex. Manager of Park Avenue Securities LLC.

LEO R. FUTIA* (79)               Director           Retired. Former Chairman of the Board and Chief Executive Officer, The Guardian
18 Interlaken Road                                  Life Insurance Company of America; Director 5/70-present. Director (Trustee) of
Greenwich, Connecticut 06830                        The Guardian Insurance & Annuity Company, Inc., Guardian Investor Services
                                                    Corporation, and five mutual funds within the Guardian Fund Complex. Director
                                                    (Trustee) of various mutual funds sponsored by Value Line, Inc. Manager of Park
                                                    Avenue Securities LLC.


----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------


ALEXANDER M. GRANT, JR. (48)     Treasurer          Vice President, The Guardian Life Insurance Company of America 3/99-present;
                                                    Second Vice President, Investments, 1/97-3/99; Assistant Vice President,
                                                    Investments prior thereto. Officer of various mutual funds within the Guardian
                                                    Fund Complex.


WILLIAM W. HEWITT, JR. (70)      Director           Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc.
P.O. Box 2359                                       Director (Trustee) of five mutual funds within the Guardian Complex. Director
Princeton, New Jersey 08543                         (Trustee) of various mutual funds sponsored by Mitchell Hutchins Asset
                                                    Management, Inc. and PaineWebber, Inc.


FRANK J. JONES, Ph.D. (60)       President          Executive Vice President and Chief Investment Officer, The Guardian Life
                                                    Insurance Company of America 1/94-present; Senior Vice President and Chief
                                                    Investment Officer prior thereto; Senior Vice President and Chief Investment
                                                    Officer and Director, The Guardian Insurance & Annuity Company, Inc. Director,
                                                    Guardian Investor Services Corporation and Guardian Baillie Gifford Limited.
                                                    President and Director, Guardian Asset Management Corporation. Officer of
                                                    various mutual funds within the Guardian Fund Complex. Manager of Park Avenue
                                                    Securities LLC.


ANN T. KEARNEY (47)              Controller         Second Vice President, Group Pensions, The Guardian Life Insurance of America
                                                    1/95 to present; Assistant Vice President and Equity Controller 6/94-12/94;
                                                    Assistant Controller prior thereto. Second Vice President of The Guardian
                                                    Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation.
                                                    Controller of various mutual funds within the Guardian Fund Complex.

Name and Address                 Title              Business History
----------------                 -----              ----------------
SIDNEY I. LIRTZMAN, Ph.D. (67)   Director           Professor of Management 9/67-present and Acting Dean of the School of Business
38 West 26th Street                                 Management 2/95-present City University of New York -- Baruch College.
New York, New York 10010                            President, Fairfield Consulting Associates, Inc. Director (Trustee) of various mutual funds within the Guardian Fund Complex.

FRANK L. PEPE (56)               Vice President     Vice President and Equity Controller, The Guardian Life Insurance Company of
                                                    America 1/96 to present. Second Vice President and Equity Controller prior thereto. Vice President and Controller, The Guardian Insurance & Annuity
                                                    Company, Inc. and Guardian Investor Services Corporation Controller, Guardiian
                                                    Asset Management Corporation. Officer of various mutual funds within the
                                                    Guardian Fund Complex.


RICHARD T. POTTER, JR. (44)      Counsel            Vice President and Equity Counsel, The Guardian Life Insurance Company of
                                                    America 1/96-present. Second Vice President and Equity Counsel prior thereto. Counsel, The Guardian Insurance & Annuity Company, Inc.,
                                                    Guardian Investor Services Corporation, Guardian Asset Management Corporation,
                                                    Park Avenue Securities LLC and various mutual funds within the Guardian Fund
                                                    Complex.

JOSEPH D. SARGENT* (61)          Director           President, Chief Executive Officer and Director, The Guardian Life Insurance
                                                    Company of America, since 1/96; President and Director prior thereto. Director,
                                                    President and Chief Executive Officer of The Guardian Insurance & Annuity
                                                    Company, Inc., Guardian Asset Management Corporation and Park Avenue Life
                                                    Insurance Company. Director (Trustee) of Guardian Investor Services Corporation
                                                    and various mutual funds within the Guardian Fund Complex. Manager of Park
                                                    Avenue Securities LLC.


----------
* Director who is deemed to be an "interested person," under the 1940 Act.

Name and Address                 Title              Business History
----------------                 -----              --------------


CARL W. SCHAFER (63)             Director           President, Atlantic Foundation (charitable foundation supporting mainly
P.O Box 1164                                        oceanographic exploration and research). Director of Roadway Express (trucking),
Princeton, New Jersey 08542                         Evans Systems, Inc. (a motor fuels, convenience store and diversified company),
                                                    Hidden Lake Gold Mines Ltd. (gold mining), Electronic Clearing House, Inc.
                                                    (financial transactions processing), Wainoco Oil Corporation and Nutraceutrix
                                                    Inc. (biotechnology). Chairman of the Investment Advisory Committee of the
                                                    Howard Hughes Medical Institute 1985-1992. Director (Trustee) of various mutual funds within the Guardian Fund Complex. Director (Trustee) of various mutual funds sponsored by Mitchell Hutchins Asset Management, Inc. and PaineWebber,
                                                    Inc.

ROBERT G. SMITH, Ph.D. (66)      Director           President, Smith Affiliated Capital Corp. Director (Trustee) of various mutual
132 East 72nd Street                                funds within the Guardian Fund Complex.
New York, New York 10028

THOMAS G. SORRELL (44)          Vice President      Vice President, The Guardian Life Insurance Company of America 7/94-present;
                                                    Director of Fixed Income, White River Corporation, prior thereto. Vice
                                                    President, Guardian Asset Management Corporation, and various mutual funds within the Guardian Fund complex.

                     GUARDIAN LIFE AND OTHER FUND AFFILIATES

     As of April 1, 1999, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 201 Park Avenue South, New York, New York 10003.

                               INVESTMENT ADVISER

      Under the investment advisory agreement between the Fund and GISC, GISC furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GISC pays the fees and expenses of the Fund Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GISC has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the year ended December 31, 1998, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GISC was not obligated to assume any such expenses. From time to time, GISC may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.


      For the years ended December 31, 1996, 1997 and 1998, the Fund paid GISC $1,889,236, $1,955,040 and $2,067,917 respectively, under the investment advisory agreement.


      The investment advisory agreement between the Fund and GISC will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Directors who are not parties to the agreement or "interested persons" of the Fund or of GISC, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

      If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Cash Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Cash Fund, Inc."

      A service agreement between GISC and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GISC needs to perform under the investment advisory agreement. GISC's officers are salaried employees of Guardian Life; they receive no compensation from GISC. GISC reimburses Guardian Life for its expenses under the service agreement.

                          CUSTODIAN AND TRANSFER AGENT

      State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank and each of the foreign custodial institutions holding portfolio securities of the Fund have been approved by the Board in accordance with regulations under the 1940 Act.

      To the extent required by the SEC the Board will review at least annually whether it is in the best interest of the Fund and its shareholders to maintain Fund assets in each foreign custodial institution.

However there can be no assurance that the Fund will not be adversely affected by any non-investment risks associated with holding assets abroad. Such risks may be greater than those associated with holding assets in the U.S.

      State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contract owners.

      State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

                                 LEGAL OPINIONS

      The legality of the Fund shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel of the Fund. Federal securities law matters relating to the Fund have been passed upon by the law firm of Vedder, Price, Kaufman & Kammholz of Chicago, Illinois.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

      The independent auditors of the Fund are Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 1998. That Annual Report is incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

      P-1. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      P-2. Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

      A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated `A-1'.

DUFF & PHELPS, INC.

      Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      Duff 1- Issues rated Duff 1- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

      Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

      F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

      F-2 Issues rated F-2 have good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the `F-1+' and `F-1' ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

      Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa" securities.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

      AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

      Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

USING THE RATINGS

      These ratings represent the opinions of each respective rating agency as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. GISC will consider such an event in determining whether the Fund should continue to hold the obligation.

                          THE GUARDIAN CASH FUND, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

     Number               Description


      (a)       -- Articles of Incorporation(3)
      (b)       -- By-Laws(3)
      (c)       -- Not Applicable
      (d)       -- Investment Advisory Agreement(3)
      (e)(i)    -- Selected Dealers Agreement(1)
      (e)(ii)   -- Distribution Agreement(1)
      (f)       -- Not Applicable
      (g)       -- Custodian Agreement and Amendment to Custodian Agreement(3)
      (h)       -- Transfer Agency Agreement(3)
      (i)       -- Opinion and Consent of Counsel(3)
      (j)(i)    -- Consent of Counsel
      (j)(ii)   -- Consent of Ernst & Young LLP
      (j)(iii)  -- Consent of Vedder, Price, Kaufman & Kammholz
      (k)       -- Not Applicable
      (l)       -- Letter from The Guardian Insurance & Annuity Company, Inc.
                     with respect to providing the initial capital for the Registrant(1)
      (m)       -- Not Applicable
      (n)       -- Financial Data Schedule
      (o)       -- Not Applicable
      (p)       -- Powers of Attorney executed by a majority of the Board of
                     Directors and certain principal officers of the Fund


----------
(1) Incorporated by reference to Registrant's filing (Reg. No. 2-74905) of December 29, 1981.
(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 23, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 27, 1998.

Item 24. Persons Controlled by or Under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of February 28, 1999:


                                                                            Percentage of
                                             State of Incorporation       Voting Securities
              Name of Entity                     or Organization                Owned
               ------------                    ------------------           -------------

The Guardian Insurance &                            Delaware                    100%
 Annuity Company, Inc.
Guardian Asset Management                           Delaware                    100%
 Corporation
Park Avenue Life Insurance                          Delaware                    100%
 Company
Guardian Reinsurance Services                      Connecticut                  100%
 Inc.
Private Healthcare Systems, Inc.                    Delaware                     48%
Managed Dental Care, Inc.                          California                   100%
The Guardian Baillie Gifford
  International Fund                              Massachusetts                  22%
The Guardian Baillie Gifford
  Emerging Markets Fund                           Massachusetts                  76%
The Guardian Small Cap
  Stock Fund                                        Maryland                     33%
The Guardian Investment Quality Bond Fund         Massachusetts                  34%
Baillie Gifford International Fund                  Maryland                     24%
Baillie Gifford Emerging Markets Fund               Maryland                     33%
The Guardian Tax-Exempt Fund                      Massachusetts                  89%
The Guardian Asset Allocation Fund                Massachusetts                  11%
The Guardian Park Avenue Small
  Cap Fund                                        Massachusetts                  19%
The Guardian High Yield Bond Fund                 Massachusetts                  91%

      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of February 28, 1999:

                                                                     Approximate
                                                                Percentage of Voting
                                                                  Securities Owned
                                    Place of Incorporation        by Guardian Life
              Name of Entity           or Organization               Affiliates
               ------------           -------------------          --------------
Guardian Investor Services                 New York                     100%
 Corporation
Guardian Baillie Gifford Limited           Scotland                      51%
The Guardian Cash Fund, Inc.               Maryland                     100%
The Guardian Bond Fund, Inc.               Maryland                     100%
The Guardian Stock Fund, Inc.              Maryland                     100%
GIAC Funds, Inc.                           Maryland                     100%
Park Avenue Securities LLC                 Delaware                     100%
The Guardian Small Cap Stock Fund          Maryland                      33%


Item 25. Indemnification

      Reference is made to Registrant's Articles of Incorporation which have been filed as Exhibit Number 1 to Post-Effective Amendment No. 17 to the Registration Statement on April 27, 1998 and are incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser


      Guardian Investor Services Corporation ("GISC") acts as the sole investment adviser for The Guardian Stock Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and seven of the nine currently operating series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund and The Guardian Asset Allocation Fund and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GISC is also the manager of Gabelli Capital Asset Fund. GISC's principal business address is 7 Hanover Square, New York, New York 10004. In addition, GISC is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K and The Guardian Separate Account M, are all unit investment trusts registered under the Investment Company Act of 1940, as amended.

      A list of GISC's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------


Philip H. Dutter           Director               Independent Consultant (self-employed). Director: The Guardian Life Insurance
                                                  Company of America. Director: The Guardian Insurance & Annuity Company, Inc.
                                                  Manager: Park Avenue Securities LLC.

William C. Warren          Director               Retired.
                                                  Director: The Guardian Life Insurance Company of America. Director: The Guardian
                                                  Insurance & Annuity Company, Inc. Manager: Park Avenue Securities LLC.

Peter L. Hutchings         Director               Executive Vice President and Chief Financial Officer: The Guardian Life Insurance
                                                  Company of America. Director: The Guardian Insurance & Annuity Company, Inc.
                                                  Director: Guardian Asset Management Corporation. Manager: Park Avenue Securities
                                                  LLC.

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------


Arthur V. Ferrara          Director               Retired. Chairman of the Board and Chief Executive Officer: The Guardian Life
                                                  Insurance Company of America until 12/95. Director (Trustee) of The Guardian
                                                  Insurance & Annuity Company, Inc., Guardian Asset Management Corporation, and
                                                  various Guardian-sponsored mutual funds. Manager: Park Avenue Securities LLC.


John M. Smith              President &            Executive Vice President: The Guardian Life Insurance Company of America.
                           Director               Executive Vice President and Director: The Guardian Insurance & Annuity Company,
                                                  Inc. Director: Guardian Baillie Gifford Limited* and Guardian Asset Management
                                                  Corporation. President: GIAC Funds, Inc.


Leo R. Futia               Director               Director: The Guardian Life Insurance Company of America. Director: The Guardian
                                                  Insurance & Annuity Company, Inc. Director/Trustee of various Guardian-sponsored mutual funds. Director/Trustee of various mutual funds sponsored by Value Line,
                                                  Inc.**  Manager: Park Avenue Securities LLC.


Ryan W. Johnson            Senior Vice President  Vice President, Equity Sales: The Guardian Life Insurance Company of
                           and National Sales     America since 3/98; Second Vice President, Equity Sales, prior thereto.
                           Director


Frank J. Jones             Director               Executive Vice President and Chief Investment Officer: The Guardian Life
                                                  Insurance Company of America. Director, Executive Vice President and Chief
                                                  Investment Officer: The Guardian Insurance & Annuity Company, Inc. Director:
                                                  Guardian Asset Management Corporation. Officer of various Guardian-sponsored mutual funds. Manager: Park Avenue Securities LLC.



--------------------------------------------------------------------------------
*  Principal business address:1 Rutland Court, Edinburgh EH#3 8EY, Scotland.
** Principal business address:711 Third Avenue, New York, NY 10017.

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------

Joseph D. Sargent          Director               President and Chief Executive Officer: The Guardian Life Insurance Company of
                                                  America since 1/96; President and Director prior thereto. President, Chief
                                                  Executive Officer and Director: The Guardian Insurance & Annuity Company, Inc. and
                                                  Park Avenue Life Insurance Company. Director: Guardian Asset Management
                                                  Corporation. Director: Guardian Baillie Gifford, Ltd.* Manager: Park Avenue
                                                  Securities LLC.


Frank L. Pepe              Vice President &       Vice President and Equity Controller, Equity Products: The Guardian Life
                           Controller             Insurance Company of America. Vice President and Controller: The Guardian
                                                  Insurance & Annuity Company, Inc. Controller: Guardian Asset Management
                                                  Corporation. Officer of various Guardian-sponsored mutual funds.

Richard T. Potter, Jr.     Vice President &       Vice President and Equity Counsel: The Guardian Life Insurance Company of America.
                           Counsel                Counsel: The Guardian Insurance & Annuity Company, Inc., Guardian Asset Management
                                                  Corporation and various Guardian-sponsored mutual funds. Vice President and
                                                  Counsel: Park Avenue Securities LLC.


Donald P. Sullivan, Jr.    Vice President         Vice President: The Guardian Life Insurance Company of America since
                                                  3/99; Second Vice President: 1/95-3/99; Assistant Vice President prior thereto.
                                                  Vice President: The Guardian Insurance & Annuity Company, Inc.


Peggy L. Coppola           Second Vice            Assistant Vice President, Equity Sales Support, The Guardian Life Insurance
                           President              Company of America. Second Vice President, The Guardian Insurance & Annuity
                                                  Company, Inc.

Ann T. Kearney             Second Vice            Second Vice President: Group Pensions: The Guardian Life Insurance Company of
                           President              America since 1/95; Assistant Vice President prior thereto. Second Vice
                                                  President: The Guardian Insurance & Annuity Company, Inc.

----------
* Principal business address: 1 Rutland Court, Edinburgh EH#3 8EY, Scotland.

                                                     Other Substantial Business,
       Name              Position(s) with GISC    Profession, Vocation or Employment
       -----             ---------------------    ----------------------------------

Alexander M. Grant, Jr.    Second Vice            Vice President, The Guardian Life Insurance Company of America since 3/99; Second
                           President              Vice President: Investments, 1/97-3/99; Assistant Vice President, Investments,
                                                  prior thereto. Officer of various Guardian-sponsored mutual funds.


Earl C. Harry              Treasurer              Treasurer: The Guardian Life Insurance Company of America since 7/96, Assistant
                                                  Treasurer prior thereto. Treasurer, The Guardian Insurance & Annuity Company.


Joseph A. Caruso           Vice President         Vice President and Secretary, The Guardian Life Insurance Company of America.
                           and Secretary          Vice President and Secretary: The Guardian Insurance & Annuity Company, Inc.
                                                  Secretary: Park Avenue Life Insurance Company, Guardian Asset Management
                                                  Corporation and various Guardian-sponsored mutual funds. Vice President and
                                                  Secretary: Park Avenue Securities LLC.


Item 27. Principal Underwriters


      (a) GISC is the principal underwriter and distributor of the nine series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund and The Guardian Asset Allocation Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and directors of GISC listed below is 7 Hanover Square, New York, New York 10004.


                                          Position(s)                     Position(s)
                Name                   with Underwriter                 with Registrant
                -----                   ---------------                  -------------

         John M. Smith               President & Director                  None
         Arthur V. Ferrara           Director                              Director
         Leo R. Futia                Director                              Director
         Peter L. Hutchings          Director                              None
         Philip H. Dutter            Director                              None
         William C. Warren           Director                              None
         Joseph D. Sargent           Director                              Chairman
         Frank J. Jones              Director                              President
         Ryan W. Johnson             Senior Vice President and             None
                                      National Sales Director
         Frank L. Pepe               Vice President & Controller           Vice President
         Richard T. Potter, Jr.      Vice President and Counsel            Counsel
         Donald P. Sullivan, Jr.     Vice President                        None
         Ann T. Kearney              Second Vice President                 Controller
         Alexander M. Grant, Jr.     Second Vice President                 Treasurer
         Peggy L. Coppola            Second Vice President                 None
         Earl C. Harry               Treasurer                             None
         Joseph A. Caruso            Vice President and Secretary          Secretary


      (c) Not Applicable.

Item 28. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 201 Park Avenue South, New York, New York 10003.

Item 29. Management Services

      None.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Cash Fund, Inc. has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of April, 1999.



                                            THE GUARDIAN CASH FUND, INC.


                                            By /s/ FRANK J. JONES
                                               --------------------------------
                                                   Frank J. Jones
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/FRANK J. JONES                          President
-----------------------------------        (Principal Executive Officer)
  Frank J. Jones

/s/ALEXANDER M. GRANT*                     Treasurer
-----------------------------------        (Principal Financial Officer)
  Alexander M. Grant

/s/FRANK L. PEPE*                          Controller
-----------------------------------        (Principal Accounting Officer)
  Frank L. Pepe

/s/JOHN C. ANGLE*                          Director
-----------------------------------
  John C. Angle


/s/FRANK J. FABOZZI*                       Director
-----------------------------------
  Frank J. Fabozzi


/s/ARTHUR V. FERRARA*                      Director
-----------------------------------
  Arthur V. Ferrara

/s/LEO R. FUTIA*                           Director
-----------------------------------
  Leo R. Futia

/s/WILLIAM W. HEWITT, JR.*                 Director
-----------------------------------
  William W. Hewitt, Jr.

/s/SIDNEY I. LIRTZMAN*                     Director
-----------------------------------
  Sidney I. Lirtzman


/s/JOSEPH D. SARGENT*                      Director
-----------------------------------
  Joseph D. Sargent

/s/CARL W. SCHAFER*                        Director
-----------------------------------
  Carl W. Schafer


/s/ROBERT G. SMITH*                        Director
-----------------------------------
  Robert G. Smith


*By /s/ FRANK J. JONES                     Date: April 28, 1999
-------------------------------------
        Frank J. Jones
Pursuant to a Power of Attorney

                          THE GUARDIAN CASH FUND, INC.

                                  Exhibit Index

       Number          Description
       ------          -----------

       (j)(i)       Consent of Counsel

       (j)(ii)      Consent of Ernst & Young LLP

       (j)(iii)     Consent of Vedder, Price, Kaufman & Kammholz

       (p)          Powers of Attorney

       27           Financial Data Schedule